MUNICIPAL SECURITIES INCOME TRUST

                          Federated Investors
                       Federated Investors Tower
                  Pittsburgh, Pennsylvania 15222-3779

                            (412) 288-1900

                           November 3, 1997



EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

       RE:    Municipal Securities Income Trust (the "Trust")
              1933 Act File No. 33-36729
              1940 ACT FILE NO. 811-6165

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information, dated October 31, 1997, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Trust. This filing only pertains to four of the Trust's portfolios, Federated Pennsylvania Municipal Income Fund, Federated Ohio Municipal Income Fund, Federated Michigan Intermediate Municipal Trust, and Federated New York Municipal Income Fund. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 25 under the Securities Act of 1933 and Amendment No. 24 under the Investment Company Act of 1940 on October 31, 1997.


         If you have any questions regarding this certification, please call Amy B. Gotz, Compliance Analyst, at (412) 288-1940.


                                            Very truly yours,



                                            /s/ J. Crilley Kelly
                                            J. Crilley Kelly
                                            Assistant Secretary